Other Assets (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of other assets
	June 30,	December 31,
(in thousands)	2021	2020

Restricted cash	$88	$89
Long-term prepaid expenses	6	8
Right-of-Use assets, net	571	659
	$665	$756